Warrants (Details) - Warrant [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of assumptions used to estimate fair value of stock warrants granted
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	90.00%	91.00%	80.00%
Risk-free interest rate	2.40%	2.93%	2.62%
Expected life of warrants	4 years	4 years
Minimum [Member]
Summary of assumptions used to estimate fair value of stock warrants granted
Expected life of warrants			4 years
Maximum [Member]
Summary of assumptions used to estimate fair value of stock warrants granted
Expected life of warrants			5 years